Other financial and non-financial assets	12 Months Ended
Dec. 31, 2023
Other Financial And Non Financial Assets [Line Items]
Other Financial And Non Financial Assets Explanatory [textblock]
Note 13

Other assets
a) Other financial assets measured at amortized cost

USD m 31.12.23 31.12.22
Debt securities 43,245 44,594
Loans to financial advisors 2,615 2,611
Fee- and commission-related receivables 1,883 1,803
Finance lease receivables 1,427 1,314
Settlement and clearing accounts

311 1,174
Accrued interest income 2,004 1,276
Other 2,849
1
618
Total other financial assets measured at amortized cost 54,334 53,389
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.
Effective from 1 April

2022, UBS has reclassified a

portfolio of financial assets from

Financial assets measured at fair value
through other comprehensive income with a fair value of USD 6.9 bn (the Portfolio) to Other financial assets measured at amortized cost.
The Portfolio’s cumulative fair value losses of USD 449 m pre-tax and USD 333 m post-tax, previously recognized in Other comprehensive

income
,

have

been

removed

from

equity

and

adjusted

against

the

value

of

the

assets

on

the
reclassification date, so that

the Portfolio is measured

as if the assets

had always been classified

at amortized cost, with
a value

of USD
7.4
bn as

on 1

April 2022.

The reclassification

had no

effect on

the income

statement. The

reclassified
Portfolio

is

made

up

of

high-quality

liquid

assets,

primarily

US

government

treasuries

and

US

government

agency
mortgage-backed securities, held

and separately managed

by UBS Bank

USA. The accounting

reclassification has arisen
as a direct result

of the transformation

of UBS’s Global

Wealth Management Americas

business, which has significantly
impacted UBS Bank

USA. This includes initiatives

approved by the

Group Executive Board to

significantly grow and extend
the business,

as disclosed

on 1 February

2022 during

UBS’s fourth

quarter

2021 earnings

presentation.

Over the

two
years preceding the reclassification date, UBS Bank USA’s deposit base grew by more than 100% generating substantial
cash balances, with a number of new products being launched,

including new deposit types that are longer in duration,
additional lending and a broader range of customer

segments targeted. Following the commencement of these activities and the announcement

made in the

first quarter of

2022, the Portfolio

is no longer

held in a

business model to

collect
the contractual

cash flows

and sell

the assets

but

is instead

solely held

to collect

the contractual

cash flows

until the
assets mature, requiring a reclassification of the Portfolio in line with IFRS 9 with effect from 1 April 2022.
b) Other non-financial assets

USD m 31.12.23 31.12.22
Precious metals and other physical commodities

4,426 4,471
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,379 2,205
Prepaid expenses 1,062 709
VAT,

withholding tax and other tax receivables
746 1,405
Properties and other non-current assets held for sale 105 279
Other

660 583
Total other non-financial assets 8,377 9,652
1 Refer to Note 17 for more information.